Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Feb. 17, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Operating Lease, Liability	$ 128,321		$ 128,321			$ 65,511
Operating Lease, Right-of-Use Asset	128,511		128,511			$ 65,544
Operating Lease, Expense	4,076	$ 0	7,054	$ 0
Operating Lease, Lease Income	$ 5,243	$ 0	$ 9,075	$ 0
Erbil [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Discount Rate					6.00%
Baghdad [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description			10-years
Baghdad [Member] | Optional Period [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description			5 years